Offerings	Nov. 21, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	7,279,400
Proposed Maximum Offering Price per Unit | $ / shares	0.152
Maximum Aggregate Offering Price	$ 1,106,468.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 152.80
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Represents shares of Common Stock reserved for future issuance under the Company’s 2025 Equity Incentive Plan.Estimated solely for the purpose of calculating the registration fee under Rule 457(c) and (h) of the Securities Act on the basis of the average of the high and low sales price per Common Share on November 18, 2025, as reported on the Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	38,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.152
Maximum Aggregate Offering Price	$ 5,776,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 797.67
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Represents shares of Common Stock reserved for future issuance under the Company’s 2026 Equity Incentive PlanEstimated solely for the purpose of calculating the registration fee under Rule 457(c) and (h) of the Securities Act on the basis of the average of the high and low sales price per Common Share on November 18, 2025, as reported on the Nasdaq Capital Market.